Taxes - Schedule of Reconciliation Between the Company’s Actual Provision for Income Taxes (Details)	12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 HKD ($)
Schedule of Reconciliation Between the Company’s Actual Provision for Income Taxes [Abstract]
Income (loss) before income tax	$ (6,622,551)	$ (843,648)	$ 2,892,571	$ 3,132,682
Hong Kong income tax rate	16.50%	16.50%	16.50%	16.50%
Income tax expense computed at statutory rate	$ (1,092,721)	$ (139,202)	$ 477,274	$ 516,893
Preferential rate	(36,561)	(4,658)	(165,000)	(165,000)
Non-taxable items in Hong Kong	(74,828)	(9,532)	(30,394)	(9,975)
Expenses not deductible for tax	82,675	10,532	18,187	131,674
Tax losses not recognised	338,639	43,139
Tax credit	(1,500)	(191)	(3,000)	(6,000)
Total provision for income taxes	$ (784,296)	$ (99,912)	$ 297,067	$ 467,592
Effective tax rate	11.80%	11.80%	10.30%	14.90%